FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                  FRANKLIN CUSTODIAN FUNDS, INC.
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/06
                          -------


Item 1. Schedule of Investments.

Franklin Custodian Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................    3

Franklin Growth Fund ......................................................    7

Franklin Income Fund ......................................................   11

Franklin U.S. Government Securities Fund ..................................   21

Franklin Utilities Fund ...................................................   23

Notes to Statements of Investments ........................................   27

                                    [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN DYNATECH FUND                                                       COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 99.2%
      AIR FREIGHT/COURIERS 4.0%
      C.H. Robinson Worldwide Inc. ..........................................   United States            300,000   $     15,990,000
      United Parcel Service Inc., B .........................................   United States            140,000         11,526,200
                                                                                                                   -----------------
                                                                                                                         27,516,200
                                                                                                                   -----------------

      BIOTECHNOLOGY 9.1%
    a Amgen Inc. ............................................................   United States            200,000         13,046,000
    a Biogen Idec Inc. ......................................................   United States            100,000          4,633,000
    a Celgene Corp. .........................................................   United States            100,000          4,743,000
    a Genentech Inc. ........................................................   United States            275,000         22,495,000
    a Gilead Sciences Inc. ..................................................   United States            150,000          8,874,000
    a Invitrogen Corp. ......................................................   United States            125,000          8,258,750
                                                                                                                   -----------------
                                                                                                                         62,049,750
                                                                                                                   -----------------

      CABLE/SATELLITE TELEVISION 0.4%
    a Comcast Corp., A ......................................................   United States             85,000          2,786,300
                                                                                                                   -----------------

      CASINOS/GAMING 1.1%
      International Game Technology .........................................   United States            200,000          7,588,000
                                                                                                                   -----------------

      CHEMICALS: SPECIALTY 1.3%
      Sigma-Aldrich Corp. ...................................................   United States            125,000          9,080,000
                                                                                                                   -----------------

      COMPUTER COMMUNICATIONS 1.4%
    a Cisco Systems Inc. ....................................................   United States            500,000          9,765,000
                                                                                                                   -----------------

      COMPUTER PROCESSING HARDWARE 3.5%
    a Apple Computer Inc. ...................................................   United States            210,000         11,995,200
      Hewlett-Packard Co. ...................................................   United States            380,000         12,038,400
                                                                                                                   -----------------
                                                                                                                         24,033,600
                                                                                                                   -----------------

      DATA PROCESSING SERVICES 1.7%
      Paychex Inc. ..........................................................   United States            300,000         11,694,000
                                                                                                                   -----------------

      ELECTRONIC EQUIPMENT/INSTRUMENTS 4.8%
    a Agilent Technologies Inc. .............................................   United States            300,000          9,468,000
    a Dolby Laboratories Inc., A ............................................   United States            100,000          2,330,000
      Rockwell Automation Inc. ..............................................   United States            250,000         18,002,500
    a SunPower Corp., A .....................................................   United States            100,000          2,802,000
                                                                                                                   -----------------
                                                                                                                         32,602,500
                                                                                                                   -----------------

      ELECTRONIC PRODUCTION EQUIPMENT 3.8%
      Applied Materials Inc. ................................................   United States            350,000          5,698,000
      KLA-Tencor Corp. ......................................................   United States            200,000          8,314,000
    a Lam Research Corp. ....................................................   United States            150,000          6,993,000
    a Varian Semiconductor Equipment Associates Inc. ........................   United States            150,000          4,891,500
                                                                                                                   -----------------
                                                                                                                         25,896,500
                                                                                                                   -----------------

      ELECTRONICS/APPLIANCE STORES 1.5%
      Best Buy Co. Inc. .....................................................   United States            187,500         10,282,500
                                                                                                                   -----------------

      ELECTRONICS/APPLIANCES 0.4%
      Sony Corp., ADR .......................................................       Japan                 60,000          2,642,400
                                                                                                                   -----------------


                                         Quarterly Statements of Investments | 3

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN DYNATECH FUND                                                       COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      FINANCIAL PUBLISHING/SERVICES 1.2%
      Moody's Corp. .........................................................   United States            150,000   $      8,169,000
                                                                                                                   -----------------

      FOOD RETAIL 0.4%
      Whole Foods Market Inc. ...............................................   United States             40,000          2,585,600
                                                                                                                   -----------------

      HOSPITAL/NURSING MANAGEMENT 0.9%
    a United Surgical Partners International Inc. ...........................   United States            200,000          6,014,000
                                                                                                                   -----------------

      INFORMATION TECHNOLOGY SERVICES 2.8%
    a Amdocs Ltd. ...........................................................   United States             80,000          2,928,000
    a Cognizant Technology Solutions Corp., A ...............................   United States            140,000          9,431,800
      Infosys Technologies Ltd., ADR ........................................       India                 90,000          6,876,900
                                                                                                                   -----------------
                                                                                                                         19,236,700
                                                                                                                   -----------------

      INSURANCE BROKERS/SERVICES 0.5%
    a ChoicePoint Inc. ......................................................   United States             80,000          3,341,600
                                                                                                                   -----------------

      INTERNET SOFTWARE/SERVICES 6.0%
    a Google Inc., A ........................................................   United States             50,000         20,966,500
    a Yahoo! Inc. ...........................................................   United States            600,000         19,800,000
                                                                                                                   -----------------
                                                                                                                         40,766,500
                                                                                                                   -----------------

      INVESTMENT BANKS/BROKERS 1.2%
      The Goldman Sachs Group Inc. ..........................................   United States             10,000          1,504,300
    a Nasdaq Stock Market Inc. ..............................................   United States             40,000          1,196,000
    a NYSE Group Inc. .......................................................   United States             80,000          5,478,400
                                                                                                                   -----------------
                                                                                                                          8,178,700
                                                                                                                   -----------------

      MAJOR PHARMACEUTICALS 2.4%
      Johnson & Johnson .....................................................   United States            150,000          8,988,000
      Pfizer Inc. ...........................................................   United States            300,000          7,041,000
                                                                                                                   -----------------
                                                                                                                         16,029,000
                                                                                                                   -----------------

      MANAGED HEALTH CARE 1.5%
      Caremark Rx Inc. ......................................................   United States            200,000          9,974,000
                                                                                                                   -----------------
      MEDICAL SPECIALTIES 8.0%
      Alcon Inc. ............................................................    Switzerland             100,000          9,855,000
      Medtronic Inc. ........................................................   United States            275,000         12,903,000
      Stryker Corp. .........................................................   United States            200,000          8,422,000
    a Varian Medical Systems Inc. ...........................................   United States            165,000          7,812,750
    a Visicu Inc. ...........................................................   United States             45,000            794,250
    a Waters Corp. ..........................................................   United States            200,000          8,880,000
    a Zimmer Holdings Inc. ..................................................   United States            100,000          5,672,000
                                                                                                                   -----------------
                                                                                                                         54,339,000
                                                                                                                   -----------------

      MEDICAL/NURSING SERVICES 1.5%
    a VCA Antech Inc. .......................................................   United States            325,000         10,377,250
                                                                                                                   -----------------

      MISCELLANEOUS COMMERCIAL SERVICES 1.2%
      Corporate Executive Board Co. .........................................   United States             85,000          8,517,000
                                                                                                                   -----------------


4 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN DYNATECH FUND                                                       COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      OILFIELD SERVICES/EQUIPMENT 4.1%
    a FMC Technologies Inc. .................................................   United States            120,000   $      8,095,200
      Halliburton Co. .......................................................   United States             50,000          3,710,500
      Schlumberger Ltd. .....................................................   United States            250,000         16,277,500
                                                                                                                   -----------------
                                                                                                                         28,083,200
                                                                                                                   -----------------

      OTHER CONSUMER SERVICES 0.4%
    a eBay Inc. .............................................................   United States            100,000          2,929,000
                                                                                                                   -----------------

      OTHER PHARMACEUTICALS 2.6%
      Allergan Inc. .........................................................   United States             80,000          8,580,800
      Teva Pharmaceutical Industries Ltd., ADR ..............................       Israel               300,000          9,477,000
                                                                                                                   -----------------
                                                                                                                         18,057,800
                                                                                                                   -----------------

      PACKAGED SOFTWARE 8.9%
      Adobe Systems Inc. ....................................................   United States            475,000         14,421,000
      Autodesk Inc. .........................................................   United States            200,000          6,892,000
      Microsoft Corp. .......................................................   United States            950,000         22,135,000
    a NAVTEQ ................................................................   United States            150,000          6,702,000
    a Salesforce.com Inc. ...................................................   United States             50,000          1,333,000
      SAP AG, ADR ...........................................................      Germany               170,000          8,928,400
                                                                                                                   -----------------
                                                                                                                         60,411,400
                                                                                                                   -----------------

      RECREATIONAL PRODUCTS 1.6%
    a Electronic Arts Inc. ..................................................   United States            250,000         10,760,000
                                                                                                                   -----------------
      SEMICONDUCTORS 10.5%
      Analog Devices Inc. ...................................................   United States            310,000          9,963,400
    a Broadcom Corp., A .....................................................   United States            140,000          4,207,000
      Intel Corp. ...........................................................   United States          1,150,000         21,792,500
      Linear Technology Corp. ...............................................   United States            400,000         13,396,000
    a Marvell Technology Group Ltd. .........................................      Bermuda               210,000          9,309,300
      Microchip Technology Inc. .............................................   United States            210,000          7,045,500
    a NVIDIA Corp. ..........................................................   United States            120,000          2,554,800
      Xilinx Inc. ...........................................................   United States            155,000          3,510,750
                                                                                                                   -----------------
                                                                                                                         71,779,250
                                                                                                                   -----------------

      SERVICES TO THE HEALTH INDUSTRY 2.6%
    a Cerner Corp. ..........................................................   United States             40,000          1,484,400
      Pharmaceutical Product Development Inc. ...............................   United States            350,000         12,292,000
    a WebMD Health Corp., A .................................................   United States             85,000          4,020,500
                                                                                                                   -----------------
                                                                                                                         17,796,900
                                                                                                                   -----------------

      SPECIALTY TELECOMMUNICATIONS 0.5%
    a American Tower Corp., A ...............................................   United States            100,000          3,112,000
                                                                                                                   -----------------
      TELECOMMUNICATIONS EQUIPMENT 6.0%
    a Corning Inc. ..........................................................   United States            275,000          6,652,250
      Garmin Ltd. ...........................................................  Cayman Islands             30,000          3,163,200
      Motorola Inc. .........................................................   United States            680,750         13,717,113


                                         Quarterly Statements of Investments | 5

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN DYNATECH FUND                                                       COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
      Nokia Corp., ADR ......................................................      Finland               315,000   $      6,381,900
      QUALCOMM Inc. .........................................................   United States            235,000          9,416,450
    a SiRF Technology Holdings Inc. .........................................   United States             50,000          1,611,000
                                                                                                                   -----------------
                                                                                                                         40,941,913
                                                                                                                   -----------------

      WIRELESS COMMUNICATIONS 1.4%
      America Movil SA de CV, L, ADR ........................................       Mexico               220,000          7,317,200
    a NII Holdings Inc. .....................................................   United States             40,000          2,255,200
                                                                                                                   -----------------
                                                                                                                          9,572,400
                                                                                                                   -----------------
      TOTAL COMMON STOCKS (COST $431,545,817) ...............................                                           676,908,963
                                                                                                                   -----------------

      SHORT TERM INVESTMENT (COST $6,612,705) 1.0%
      MONEY MARKET FUND 1.0%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ..   United States          6,612,705          6,612,705
                                                                                                                   -----------------
      TOTAL INVESTMENTS (COST $438,158,522) 100.2% ..........................                                           683,521,668
      OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                                            (1,402,106)
                                                                                                                   -----------------
      NET ASSETS 100.0% .....................................................                                      $    682,119,562
                                                                                                                   =================

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
      FRANKLIN GROWTH FUND                                                         COUNTRY             WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS 98.2%
      COMMERCIAL SERVICES 2.6%
    a Dun & Bradstreet Corp. ................................................   United States            122,000   $      8,500,960
      Equifax Inc. ..........................................................   United States            400,000         13,736,000
      Moody's Corp. .........................................................   United States            488,000         26,576,480
      Robert Half International Inc. ........................................   United States            300,000         12,600,000
                                                                                                                   -----------------
                                                                                                                         61,413,440
                                                                                                                   -----------------
      CONSUMER DURABLES 2.2%
      Eastman Kodak Co. .....................................................   United States            200,000          4,756,000
      Ford Motor Co. ........................................................   United States          1,100,000          7,623,000
      General Motors Corp. ..................................................   United States            400,000         11,916,000
      Harley-Davidson Inc. ..................................................   United States            500,000         27,445,000
                                                                                                                   -----------------
                                                                                                                         51,740,000
                                                                                                                   -----------------
      CONSUMER NON-DURABLES 2.7%
      The Hershey Co. .......................................................   United States            516,400         28,438,148
      Tootsie Roll Industries Inc. ..........................................   United States             23,161            674,680
      VF Corp. ..............................................................   United States            500,000         33,960,000
                                                                                                                   -----------------
                                                                                                                         63,072,828
                                                                                                                   -----------------
      CONSUMER SERVICES 4.5%
      Carnival Corp. ........................................................   United States            500,000         20,870,000
      CBS Corp., A ..........................................................   United States            100,000          2,706,000
      CBS Corp., B ..........................................................   United States             50,000          1,352,500
      Clear Channel Communications Inc. .....................................   United States            500,000         15,475,000
    a Expedia Inc. ..........................................................   United States            300,100          4,492,497
    a Live Nation Inc. ......................................................   United States             62,500          1,272,500
      Time Warner Inc. ......................................................   United States          1,350,000         23,355,000
    a Viacom Inc., A ........................................................   United States            100,000          3,595,000
    a Viacom Inc., B ........................................................   United States             50,000          1,792,000
      The Walt Disney Co. ...................................................   United States          1,000,000         30,000,000
                                                                                                                   -----------------
                                                                                                                        104,910,497
                                                                                                                   -----------------
      DISTRIBUTION SERVICES 3.1%
      Cardinal Health Inc. ..................................................   United States            300,000         19,299,000
      Genuine Parts Co. .....................................................   United States            375,400         15,639,164
      W.W. Grainger Inc. ....................................................   United States            500,000         37,615,000
                                                                                                                   -----------------
                                                                                                                         72,553,164
                                                                                                                   -----------------
      ELECTRONIC TECHNOLOGY 21.0%
    a Agilent Technologies Inc. .............................................   United States            400,000         12,624,000
    a Apple Computer Inc. ...................................................   United States          1,000,000         57,120,000
      The Boeing Co. ........................................................   United States          1,000,000         81,910,000
    a Cisco Systems Inc. ....................................................   United States          1,350,000         26,365,500
    a Conexant Systems Inc. .................................................   United States            300,000            750,000
    a Dell Inc. .............................................................   United States            500,000         12,205,000
    a Dionex Corp. ..........................................................   United States            250,000         13,665,000
    a EMC Corp. .............................................................   United States          1,000,000         10,970,000
    a Entegris Inc. .........................................................   United States            376,307          3,586,206
    a Gateway Inc. ..........................................................   United States            300,000            570,000
      General Dynamics Corp. ................................................   United States          1,000,000         65,460,000


                                         Quarterly Statements of Investments | 7

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
      FRANKLIN GROWTH FUND                                                         COUNTRY             WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS (CONTINUED)
      ELECTRONIC TECHNOLOGY (CONTINUED)
      Hewlett-Packard Co. ...................................................   United States          1,116,250   $     35,362,800
      Intel Corp. ...........................................................   United States            800,000         15,160,000
      Lockheed Martin Corp. .................................................   United States            500,000         35,870,000
    a Micrel Inc. ...........................................................   United States             25,000            250,250
    a Mindspeed Technologies Inc. ...........................................   United States            100,000            241,000
      Northrop Grumman Corp. ................................................   United States          1,000,000         64,060,000
      Raytheon Co. ..........................................................   United States            600,000         26,742,000
      Rockwell Collins Inc. .................................................   United States            100,000          5,587,000
    a Sun Microsystems Inc. .................................................   United States          1,600,000          6,640,000
      Texas Instruments Inc. ................................................   United States            515,000         15,599,350
                                                                                                                   -----------------
                                                                                                                        490,738,106
                                                                                                                   -----------------
      ENERGY MINERALS 1.7%
      BP PLC, ADR ...........................................................  United Kingdom            295,200         20,548,872
      Royal Dutch Shell PLC, A, ADR .........................................  United Kingdom            280,000         18,754,400
                                                                                                                   -----------------
                                                                                                                         39,303,272
                                                                                                                   -----------------
      FINANCE 0.3%
    a ChoicePoint Inc. ......................................................   United States            160,000          6,683,200
                                                                                                                   -----------------
      HEALTH SERVICES 2.1%
      Caremark Rx Inc. ......................................................   United States             75,625          3,771,419
      IMS Health Inc. .......................................................   United States            500,000         13,425,000
    a Medco Health Solutions Inc. ...........................................   United States             48,240          2,763,187
      Quest Diagnostics Inc. ................................................   United States            500,000         29,960,000
                                                                                                                   -----------------
                                                                                                                         49,919,606
                                                                                                                   -----------------
      HEALTH TECHNOLOGY 20.7%
      Abbott Laboratories ...................................................   United States            400,000         17,444,000
    a Advanced Medical Optics Inc. ..........................................   United States             88,888          4,506,621
      Allergan Inc. .........................................................   United States            400,000         42,904,000
    a Amgen Inc. ............................................................   United States            932,000         60,794,360
      Baxter International Inc. .............................................   United States            400,000         14,704,000
    a Biogen Idec Inc. ......................................................   United States            400,000         18,532,000
    a Edwards Lifesciences Corp. ............................................   United States             50,000          2,271,500
      Eli Lilly and Co. .....................................................   United States            400,000         22,108,000
    a Genentech Inc. ........................................................   United States          1,000,000         81,800,000
    a Hospira Inc. ..........................................................   United States             40,000          1,717,600
      Johnson & Johnson .....................................................   United States            996,000         59,680,320
      Merck & Co. Inc. ......................................................   United States            500,000         18,215,000
    a Millipore Corp. .......................................................   United States            400,000         25,196,000
      Pall Corp. ............................................................   United States            500,000         14,000,000
      Pfizer Inc. ...........................................................   United States          2,000,000         46,940,000
    a Waters Corp. ..........................................................   United States            500,000         22,200,000
      Wyeth .................................................................   United States            600,000         26,646,000
    a Zimmer Holdings Inc. ..................................................   United States             64,000          3,630,080
                                                                                                                   -----------------
                                                                                                                        483,289,481
                                                                                                                   -----------------


8 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
      FRANKLIN GROWTH FUND                                                        COUNTRY              WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS (CONTINUED)
      PROCESS INDUSTRIES 2.0%
      Air Products and Chemicals Inc. .......................................   United States            500,000   $     31,960,000
      Sigma-Aldrich Corp. ...................................................   United States            200,000         14,528,000
                                                                                                                   -----------------
                                                                                                                         46,488,000
                                                                                                                   -----------------
      PRODUCER MANUFACTURING 20.1%
      3M Co. ................................................................   United States            800,000         64,616,000
      American Power Conversion Corp. .......................................   United States            500,000          9,745,000
      Avery Dennison Corp. ..................................................   United States            462,000         26,823,720
      Emerson Electric Co. ..................................................   United States            500,000         41,905,000
      Illinois Tool Works Inc. ..............................................   United States          1,000,000         47,500,000
      Ingersoll-Rand Co. Ltd., A ............................................   United States          1,002,000         42,865,560
      Johnson Controls Inc. .................................................   United States            400,000         32,888,000
      Molex Inc. ............................................................   United States            146,483          4,917,434
      Molex Inc., A .........................................................   United States            146,483          4,208,457
      Teleflex Inc. .........................................................   United States            500,000         27,010,000
      Textron Inc. ..........................................................   United States            525,000         48,394,500
    a Thomas & Betts Corp. ..................................................   United States            500,000         25,650,000
      Tyco International Ltd. ...............................................   United States          1,550,052         42,626,430
      United Technologies Corp. .............................................   United States            800,000         50,736,000
                                                                                                                   -----------------
                                                                                                                        469,886,101
                                                                                                                   -----------------
      RETAIL TRADE 0.4%
    a InterActiveCorp .......................................................   United States            300,100          7,949,649
                                                                                                                   -----------------
      TECHNOLOGY SERVICES 9.0%
      Automatic Data Processing Inc. ........................................   United States            800,000         36,280,000
    a Computer Sciences Corp. ...............................................   United States          1,000,000         48,440,000
      International Business Machines Corp. .................................   United States            560,000         43,019,200
      Microsoft Corp. .......................................................   United States          1,000,000         23,300,000
    a Oracle Corp. ..........................................................   United States            500,000          7,245,000
    a Yahoo! Inc. ...........................................................   United States          1,600,000         52,800,000
                                                                                                                   -----------------
                                                                                                                        211,084,200
                                                                                                                   -----------------
      TRANSPORTATION 5.8%
      Air France-KLM, ADR ...................................................      France                550,000         12,875,500
    a Air France-KLM, ADR, wts., 11/05/07 ...................................      France                500,000            660,000
    a Alaska Air Group Inc. .................................................   United States            500,000         19,710,000
    a AMR Corp. .............................................................   United States          1,080,000         27,453,600
    a British Airways PLC, ADR ..............................................   United Kingdom           500,000         31,755,000
    a Continental Airlines Inc., B ..........................................   United States            500,000         14,900,000
      Southwest Airlines Co. ................................................   United States             65,200          1,067,324
      Union Pacific Corp. ...................................................   United States            300,000         27,888,000
                                                                                                                   -----------------
                                                                                                                        136,309,424
                                                                                                                   -----------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $907,900,089) ..................                                         2,295,340,968
                                                                                                                   -----------------


                                         Quarterly Statements of Investments | 9

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GROWTH FUND                                                         COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $44,635,499) 1.9%
      MONEY MARKET FUND 1.9%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ..   United States         44,635,499   $     44,635,499
                                                                                                                   -----------------

      TOTAL INVESTMENTS (COST $952,535,588) 100.1% ..........................                                         2,339,976,467
      OTHER ASSETS, LESS LIABILITIES (0.1)% .................................                                            (2,342,195)
                                                                                                                   -----------------
      NET ASSETS 100.0% .....................................................                                      $  2,337,634,272
                                                                                                                   =================

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                          COUNTRY             SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 98.2%
      COMMON STOCKS 38.5%
      COMMUNICATIONS 3.3%
      AT&T Inc. .............................................................   United States         22,000,000   $    613,580,000
      BellSouth Corp. .......................................................   United States         12,000,000        434,400,000
      Verizon Communications Inc. ...........................................   United States         11,000,000        368,390,000
                                                                                                                   -----------------
                                                                                                                      1,416,370,000
                                                                                                                   -----------------

      ELECTRIC UTILITIES 16.1%
      Alliant Energy Corp. ..................................................   United States          4,300,000        147,490,000
      Ameren Corp. ..........................................................   United States         10,000,000        505,000,000
      American Electric Power Co. Inc. ......................................   United States          8,633,800        295,707,650
      CenterPoint Energy Inc. ...............................................   United States          6,000,000         75,000,000
      Consolidated Edison Inc. ..............................................   United States          4,632,100        205,850,524
      Dominion Resources Inc. ...............................................   United States          8,500,000        635,715,000
      DTE Energy Co. ........................................................   United States          5,270,000        214,699,800
      Duke Energy Corp. .....................................................   United States         20,884,000        613,363,080
      Energy East Corp. .....................................................   United States          4,530,000        108,402,900
      Entergy Corp. .........................................................   United States          4,500,000        318,375,000
      Exelon Corp. ..........................................................   United States            300,000         17,049,000
      FirstEnergy Corp. .....................................................   United States         14,000,000        758,940,000
      FPL Group Inc. ........................................................   United States          7,500,000        310,350,000
      Hawaiian Electric Industries Inc. .....................................   United States          1,720,000         48,005,200
      Pepco Holdings Inc. ...................................................   United States          3,500,000         82,530,000
      PG&E Corp. ............................................................   United States         12,250,000        481,180,000
    a Pinnacle West Capital Corp. ...........................................   United States          5,500,000        219,505,000
      PPL Corp. .............................................................   United States          4,300,400        138,902,920
      Progress Energy Inc. ..................................................   United States          9,000,000        385,830,000
      Public Service Enterprise Group Inc. ..................................   United States          5,500,000        363,660,000
    a Puget Energy Inc. .....................................................   United States          7,500,000        161,100,000
      The Southern Co. ......................................................   United States         19,125,000        612,956,250
      TECO Energy Inc. ......................................................   United States          9,100,000        135,954,000
      TXU Corp. .............................................................   United States             40,800          2,439,432
      Xcel Energy Inc. ......................................................   United States          4,500,000         86,310,000
                                                                                                                   -----------------
                                                                                                                      6,924,315,756
                                                                                                                   -----------------

      ELECTRONIC TECHNOLOGY 0.0% b
      Applied Materials Inc. ................................................   United States            762,500         12,413,500
                                                                                                                   -----------------

      ENERGY MINERALS 4.3%
      BP PLC, ADR ...........................................................   United Kingdom         3,500,000        243,635,000
    a Canadian Oil Sands Trust ..............................................       Canada            26,500,000        854,723,828
      Chevron Corp. .........................................................   United States          7,500,000        465,450,000
      Royal Dutch Shell PLC, A, ADR .........................................   United Kingdom         4,000,000        267,920,000
                                                                                                                   -----------------
                                                                                                                      1,831,728,828
                                                                                                                   -----------------

      FINANCE 5.4%
      Bank of America Corp. .................................................   United States         21,000,000      1,010,100,000
      Fifth Third Bancorp ...................................................   United States          6,750,000        249,412,500
      Freddie Mac ...........................................................   United States          4,500,000        256,545,000


                                        Quarterly Statements of Investments | 11

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                          COUNTRY             SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      FINANCE (CONTINUED)
      JPMorgan Chase & Co. ..................................................   United States         12,000,000   $    504,000,000
      North Fork Bancorp Inc. ...............................................   United States         10,000,000        301,700,000
                                                                                                                   -----------------
                                                                                                                      2,321,757,500
                                                                                                                   -----------------

      GAS DISTRIBUTORS 1.3%
      Atmos Energy Corp. ....................................................   United States          2,235,000         62,378,850
      NiSource Inc. .........................................................   United States          5,000,000        109,200,000
      ONEOK Inc. ............................................................   United States          3,996,700        136,047,668
      Sempra Energy .........................................................   United States          5,164,000        234,858,720
                                                                                                                   -----------------
                                                                                                                        542,485,238
                                                                                                                   -----------------

      HEALTH TECHNOLOGY 7.3%
      Bristol-Myers Squibb Co. ..............................................   United States         17,000,000        439,620,000
      Eli Lilly and Co. .....................................................   United States          2,236,100        123,589,247
      Johnson & Johnson .....................................................   United States          5,000,000        299,600,000
      Merck & Co. Inc. ......................................................   United States         32,500,000      1,183,975,000
      Pfizer Inc. ...........................................................   United States         47,000,000      1,103,090,000
                                                                                                                   -----------------
                                                                                                                      3,149,874,247
                                                                                                                   -----------------

      NON-ENERGY MINERALS 0.5%
      AngloGold Ashanti Ltd., ADR ...........................................    South Africa          2,250,000        108,270,000
      Barrick Gold Corp. ....................................................       Canada             3,000,000         88,800,000
                                                                                                                   -----------------
                                                                                                                        197,070,000
                                                                                                                   -----------------

      PROCESS INDUSTRIES 0.3%
      Lyondell Chemical Co. .................................................   United States          6,000,000        135,960,000
                                                                                                                   -----------------
      TOTAL COMMON STOCKS (COST $13,616,961,192) ............................                                        16,531,975,069
                                                                                                                   -----------------

      PREFERRED STOCK (COST $57,833,250) 0.0% b
      PROCESS INDUSTRIES 0.0% b
c,d,e Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ...................     Indonesia           75,000,000            817,500
                                                                                                                   -----------------

      CONVERTIBLE PREFERRED STOCKS 8.2%
      CONSUMER NON-DURABLES 0.1%
      Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. ....   United States          1,204,500         31,768,687
                                                                                                                   -----------------

      ELECTRIC UTILITIES 0.2%
      CMS Energy Trust I, 7.75%, cvt. pfd. ..................................   United States          1,508,000         73,889,286
                                                                                                                   -----------------

      ELECTRONIC TECHNOLOGY 1.0%
      Citigroup Funding Inc. into Altera Corp., 7.00%, cvt. pfd .............   United States          5,000,000         89,782,500
  f,g Deutsche Bank AG into Apple Computer Inc., 9.50%, cvt. pfd., 144A .....   United Kingdom           750,000         44,503,050
    g Goldman Sachs Group Inc. into KLAC-Tencor Corp., 8.00%, cvt. pfd. .....   United States          2,100,000         92,423,099


12 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                          COUNTRY             SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS (CONTINUED)
      ELECTRONIC TECHNOLOGY (CONTINUED)
  f,g Morgan Stanley into Applied Materials Inc., 7.75%, cvt. pfd., 144A ....   United States          5,650,000   $     95,174,250
    f Morgan Stanley into Intel Corp., 7.40%, cvt. pfd., 144A ...............   United States          6,500,000        127,367,502
                                                                                                                   -----------------
                                                                                                                        449,250,401
                                                                                                                   -----------------

      ENERGY MINERALS 1.1%
    g Chesapeake Energy Corp., 6.25%, cvt. pfd. .............................   United States            600,000        155,781,000
    f Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .......................   United States            900,000         92,137,500
    f Deutsche Bank AG into ConocoPhillips, 8.50%, cvt. pfd., 144A ..........   United States          2,500,000        160,475,000
    f Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A ........   United States            900,000         52,987,500
                                                                                                                   -----------------
                                                                                                                        461,381,000
                                                                                                                   -----------------

      FINANCE 2.4%
      E*TRADE Financial Corp., 6.125%, cvt. pfd. ............................   United States          2,500,000         74,850,000
      Fannie Mae, 5.375%, cvt. pfd. .........................................   United States              7,250        673,865,750
      MetLife Inc., 6.375%, cvt. pfd. .......................................   United States          6,400,000        178,400,000
      Morgan Stanley into Freddie Mac, 8.20%, cvt. pfd. .....................   United States          1,510,000         89,656,250
                                                                                                                   -----------------
                                                                                                                      1,016,772,000
                                                                                                                   -----------------

      HEALTH TECHNOLOGY 1.5%
      Goldman Sachs Group Inc. into Wyeth, 6.25%, cvt. pfd. .................   United States          2,210,000         99,067,673
    g Lehman Brothers Holdings Inc. into Boston Scientific, 7.50%,
        cvt. pfd. ...........................................................   United States          4,000,000         72,818,200
    f Morgan Stanley into Eli Lilly and Co., 7.00%, cvt. pfd., 144A .........   United States          1,810,000         98,599,751
      Schering-Plough Corp., 6.00%, cvt. pfd. ...............................   United States          7,450,000        374,958,500
                                                                                                                   -----------------
                                                                                                                        645,444,124
                                                                                                                   -----------------

      INDUSTRIAL SERVICES 0.8%
      El Paso Corp., 4.99%, cvt. pfd. .......................................   United States            130,000        168,476,636
    f Morgan Stanley into Williams Cos. Inc., 8.50%, cvt. pfd., 144A ........   United States          4,000,000         92,380,001
    f Wachovia Bank into El Paso Corp., 9.05%, cvt. pfd., 144A ..............   United States          8,200,000        108,486,000
                                                                                                                   -----------------
                                                                                                                        369,342,637
                                                                                                                   -----------------

      NON-ENERGY MINERALS 0.5%
  f,g Deutsche Bank AG into Barrick Gold Corp., 8.50%, cvt. pfd., 144A ......   United States          2,550,000         75,370,095
      Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd. .......   United States          4,600,000        148,061,350
                                                                                                                   -----------------
                                                                                                                        223,431,445
                                                                                                                   -----------------

      PRODUCER MANUFACTURING 0.2%
      Goldman Sachs Group Inc. into Tyco International Ltd., 7.00%,
        cvt. pfd. ...........................................................   United States          3,000,000         83,276,999
                                                                                                                   -----------------

      REAL ESTATE INVESTMENT TRUSTS 0.4%
      Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ........................   United States          3,000,000         73,170,000
      Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ....................   United States          1,333,594         32,739,733
      Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ................   United States          1,200,000         55,380,000
                                                                                                                   -----------------
                                                                                                                        161,289,733
                                                                                                                   -----------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,489,918,010) ..............                                         3,515,846,312
                                                                                                                   -----------------


                                        Quarterly Statements of Investments | 13

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY          AMOUNT h           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS 44.1%
      ALTERNATIVE POWER GENERATION 1.7%
  c,d Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ............       Canada       $   350,000,000   $    220,500,000
  c,d Calpine Corp.,
         senior note, 7.875%, 4/01/08 .......................................   United States        101,818,000         71,781,690
         senior note, 8.625%, 8/15/10 .......................................   United States        221,000,000        102,765,000
       f senior secured note, 144A, 8.50%, 7/15/10 ..........................   United States        250,000,000        236,250,000
       f senior secured note, 144A, 8.75%, 7/15/13 ..........................   United States        100,000,000         94,500,000
                                                                                                                   -----------------
                                                                                                                        725,796,690
                                                                                                                   -----------------

      COMMERCIAL SERVICES 1.5%
      Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 .........................................................   United States         60,000,000         50,850,000
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ..................   United States        210,000,000        177,975,000
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn.
        to 5/17/07, 10.67% thereafter, 5/15/13 ..............................   United States        156,000,000        133,380,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ............   United States        110,000,000        110,000,000
    f R.H. Donnelley Corp.,
         senior disc. note, 144A, 6.875%, 1/15/13 ...........................   United States        120,700,000        111,647,500
         senior note, 144A, 8.875%, 1/15/16 .................................   United States         55,000,000         55,756,250
                                                                                                                   -----------------
                                                                                                                        639,608,750
                                                                                                                   -----------------

      COMMUNICATIONS 2.3%
      Qwest Capital Funding Inc.,
         7.00%, 8/03/09 .....................................................   United States        300,000,000        296,250,000
         7.25%, 2/15/11 .....................................................   United States        365,000,000        356,787,500
      Qwest Communications International Inc., senior note, B, 7.50%,
        2/15/14 .............................................................   United States        250,000,000        245,000,000
      Qwest Corp., 6.875%, 9/15/33 ..........................................   United States         30,000,000         26,100,000
      Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ........   United States         31,100,000         32,033,000
  f,i Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ..................   United States         29,325,000         30,131,438
                                                                                                                   -----------------
                                                                                                                        986,301,938
                                                                                                                   -----------------

      CONSUMER DURABLES 10.4%
    f Beazer Homes USA Inc., senior note, 144A, 8.125%, 6/15/16 .............   United States         75,000,000         72,468,750
      D.R. Horton Inc.,
         5.625%, 1/15/16 ....................................................   United States         30,000,000         27,214,860
         6.50%, 4/15/16 .....................................................   United States         35,000,000         33,711,615
      Ford Motor Co., 7.45%, 7/16/31 ........................................   United States        600,000,000        436,500,000
      Ford Motor Credit Co.,
         7.375%, 10/28/09 ...................................................   United States        550,000,000        508,857,250
         7.875%, 6/15/10 ....................................................   United States        355,000,000        327,752,685
         7.375%, 2/01/11 ....................................................   United States        450,000,000        403,314,300
         7.00%, 10/01/13 ....................................................   United States        120,000,000        103,416,240
       f 144A, 9.75%, 9/15/10 ...............................................   United States         85,000,000         82,892,170
         senior note, 7.25%, 10/25/11 .......................................   United States        120,000,000        106,561,560
      General Motors Acceptance Corp.,
         5.625%, 5/15/09 ....................................................   United States        125,000,000        118,971,625
         7.75%, 1/19/10 .....................................................   United States        420,000,000        418,151,580


14 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY          AMOUNT h           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER DURABLES (CONTINUED)
      General Motors Acceptance Corp., (continued)
         6.875%, 9/15/11 ....................................................   United States    $   800,000,000   $    764,142,400
         6.875%, 8/28/12 ....................................................   United States        300,400,000        283,373,028
         6.75%, 12/01/14 ....................................................   United States        125,000,000        116,283,375
      General Motors Corp., senior deb., 8.375%, 7/15/33 ....................   United States        510,000,000        413,100,000
      K Hovnanian Enterprises Inc.,
         6.25%, 1/15/16 .....................................................   United States         10,000,000          8,725,000
         senior note, 7.50%, 5/15/16 ........................................   United States         60,000,000         55,950,000
      KB Home,
         6.375%, 8/15/11 ....................................................   United States         15,000,000         14,362,080
         senior note, 5.75%, 2/01/14 ........................................   United States         35,000,000         30,947,945
         senior note, 6.25%, 6/15/15 ........................................   United States         40,000,000         35,765,480
         senior note, 7.25%, 6/15/18 ........................................   United States         70,500,000         66,116,874
    f Visant Holding Corp., senior note, 144A, 8.75%, 12/01/13 ..............   United States         50,000,000         48,500,000
                                                                                                                   -----------------
                                                                                                                      4,477,078,817
                                                                                                                   -----------------

      CONSUMER NON-DURABLES 0.2%
    f Reynolds American Inc., 144A, 7.25%, 6/01/13 ..........................   United States        100,000,000         98,250,000
                                                                                                                   -----------------

      CONSUMER SERVICES 7.4%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .............   United States        440,000,000        436,150,000
      CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 ....................................................   United States        329,000,000        220,430,000
         9.92%, 4/01/14 .....................................................   United States        117,380,000         71,014,900
         11.75%, 5/15/14 ....................................................   United States        195,000,000        123,825,000
      CCH I LLC, senior secured note, 11.00%, 10/01/15 ......................   United States        850,000,000        748,000,000
      CCH II LLC, senior note, 10.25%, 9/15/10 ..............................   United States         80,000,000         80,600,000
      Clear Channel Communications Inc.,
         5.50%, 9/15/14 .....................................................   United States        150,000,000        136,012,650
         senior note, 5.75%, 1/15/13 ........................................   United States         75,000,000         70,475,100
      CSC Holdings Inc.,
         senior deb., 7.625%, 7/15/18 .......................................   United States         27,000,000         26,865,000
         senior note, B, 7.625%, 4/01/11 ....................................   United States        200,000,000        201,000,000
      DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 ....................   United States         25,300,000         23,465,750
    f EchoStar DBS Corp., senior note, 144A, 7.125%, 2/01/16 ................   United States        360,000,000        348,300,000
    f Hertz Corp.,
         senior note, 144A, 8.875%, 1/01/14 .................................   United States        102,950,000        106,038,500
         senior sub. note, 144A, 10.50%, 1/01/16 ............................   United States         25,000,000         26,625,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................   United States        148,000,000        135,143,536
      MGM MIRAGE Inc., senior note,
         6.625%, 7/15/15 ....................................................   United States        100,000,000         93,750,000
       f 144A, 6.75%, 4/01/13 ...............................................   United States         70,000,000         67,112,500
      Six Flags Inc., senior note, 9.625%, 6/01/14 ..........................   United States         35,000,000         32,025,000
    f Viacom Inc., senior note, 144A, 6.25%, 4/30/16 ........................   United States        100,000,000         97,249,900
    f XM Satellite Radio Inc., senior note, 144A, 9.75%, 5/01/14 ............   United States        132,000,000        121,440,000
                                                                                                                   -----------------
                                                                                                                      3,165,522,836
                                                                                                                   -----------------


                                        Quarterly Statements of Investments | 15

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY          AMOUNT h            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ELECTRIC UTILITIES 2.6%
      Aquila Inc., senior note, 14.875%, 7/01/12 ............................    United States   $    95,400,000   $    126,643,500
      CMS Energy Corp., senior note, 7.75%, 8/01/10 .........................    United States        30,000,000         30,600,000
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 .....................................................    United States        49,500,000         48,386,250
         7.375%, 2/01/16 ....................................................    United States        93,775,000         91,665,062
      Reliant Resources Inc., senior note, 9.25%, 7/15/10 ...................    United States        65,000,000         65,325,000
      TXU Corp., senior note,
         5.55%, 11/15/14 ....................................................    United States       350,000,000        319,205,600
         6.55%, 11/15/34 ....................................................    United States       200,000,000        176,696,800
         Q, 6.50%, 11/15/24 .................................................    United States       310,000,000        278,079,920
                                                                                                                   -----------------
                                                                                                                      1,136,602,132
                                                                                                                   -----------------
      ELECTRONIC TECHNOLOGY 1.4%
      DRS Technologies Inc., senior note, 6.625%, 2/01/16 ...................    United States        50,000,000         48,625,000
      Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .....      Singapore         110,000,000        103,537,500
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ....................................................    United States        28,500,000         26,718,750
         6.375%, 10/15/15 ...................................................    United States        75,000,000         72,000,000
      Lucent Technologies Inc., 6.45%, 3/15/29 ..............................    United States       180,000,000        153,900,000
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 .....................................................    United States       134,000,000        125,625,000
         8.125%, 3/01/16 ....................................................    United States        85,000,000         83,300,000
                                                                                                                   -----------------
                                                                                                                        613,706,250
                                                                                                                   -----------------
      ENERGY MINERALS 2.0%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 ....................    United States       105,000,000        109,987,500
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ....................................................    United States        75,000,000         75,843,750
         6.50%, 8/15/17 .....................................................    United States       100,000,000         91,750,000
         6.25%, 1/15/18 .....................................................    United States       150,000,000        137,625,000
         6.875%, 11/15/20 ...................................................    United States       125,000,000        116,250,000
    f Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ................    United States        40,000,000         38,700,000
      Massey Energy Co., senior note, 6.875%, 12/15/13 ......................    United States        59,650,000         55,772,750
      Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ...........    United States       100,000,000         94,750,000
      Pioneer Natural Resources Co., 6.875%, 5/01/18 ........................    United States        50,000,000         48,430,250
    f Pogo Producing Co., senior sub. note, 144A, 7.875%, 5/01/13 ...........    United States        78,175,000         78,761,312
                                                                                                                   -----------------
                                                                                                                        847,870,562
                                                                                                                   -----------------
      FINANCE 0.6%
      E*TRADE Financial Corp., senior note,
         7.375%, 9/15/13 ....................................................    United States       230,000,000        231,150,000
         7.875%, 12/01/15 ...................................................    United States        25,000,000         25,750,000
                                                                                                                   -----------------
                                                                                                                        256,900,000
                                                                                                                   -----------------


16 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY          AMOUNT h            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      GAS DISTRIBUTORS 1.5%
      Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 ....................................................    United States   $   310,000,000   $    294,500,000
         8.75%, 2/15/12 .....................................................    United States       225,500,000        230,010,000
       f 144A, 8.375%, 5/01/16 ..............................................    United States       100,000,000         99,000,000
                                                                                                                   -----------------
                                                                                                                        623,510,000
                                                                                                                   -----------------
      HEALTH SERVICES 4.0%
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 .......................................    United States        30,000,000         28,650,000
         senior sub. note, 7.25%, 3/15/15 ...................................    United States        49,400,000         47,671,000
      HCA Inc.,
         6.375%, 1/15/15 ....................................................    United States       185,000,000        172,336,565
         6.50%, 2/15/16 .....................................................    United States       275,000,000        255,647,150
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ...................................................    United States       515,000,000        462,212,500
         6.50%, 6/01/12 .....................................................    United States       240,000,000        213,000,000
         7.375%, 2/01/13 ....................................................    United States       350,000,000        321,125,000
       f 144A, 9.50%, 2/01/15 ...............................................    United States       231,000,000        227,535,000
                                                                                                                   -----------------
                                                                                                                      1,728,177,215
                                                                                                                   -----------------
      INDUSTRIAL SERVICES 3.9%
      Allied Waste North America Inc.,
       f 144A, 7.125%, 5/15/16 ..............................................    United States       163,000,000        154,442,500
         senior note, 7.25%, 3/15/15 ........................................    United States       130,000,000        124,800,000
         senior note, B, 7.375%, 4/15/14 ....................................    United States       190,000,000        181,450,000
         senior secured note, 6.50%, 11/15/10 ...............................    United States       120,000,000        116,400,000
         senior secured note, 6.375%, 4/15/11 ...............................    United States        35,000,000         33,775,000
         senior secured note, 6.125%, 2/15/14 ...............................    United States       207,000,000        187,335,000
      Browning-Ferris Industries Inc., 7.40%, 9/15/35 .......................    United States        67,000,000         59,965,000
      El Paso Corp., senior note,
         6.75%, 5/15/09 .....................................................    United States       245,000,000        243,162,500
       j FRN, 6.14%, 8/16/07 ................................................    United States        70,000,000         71,050,000
         MTN, 7.75%, 1/15/32 ................................................    United States       280,000,000        274,050,000
      El Paso Production Holding Co., 7.75%, 6/01/13 ........................    United States        87,500,000         88,593,750
    f Sesi LLC, senior note, 144A, 6.875%, 6/01/14 ..........................    United States        93,000,000         89,977,500
      Sonat Inc., senior note, 7.625%, 7/15/11 ..............................    United States        35,000,000         35,525,000
                                                                                                                   -----------------
                                                                                                                      1,660,526,250
                                                                                                                   -----------------
      NON-ENERGY MINERALS 0.3%
    f Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .......................        Canada          125,000,000        120,625,000
                                                                                                                   -----------------
      PROCESS INDUSTRIES 2.2%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 ......        Canada          100,600,000         92,300,500
      Chemtura Corp., senior note, 6.875%, 6/01/16 ..........................    United States        24,000,000         23,310,000
      Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 .................    United States       195,000,000        183,787,500
      Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................    United States        20,000,000         20,250,000
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
        9.00% thereafter, 2/01/14 ...........................................    United States       380,000,000        286,900,000


                                        Quarterly Statements of Investments | 17

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY          AMOUNT h            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      NewPage Corp., senior secured note, 10.00%, 5/01/12 ...................    United States   $    90,000,000   $     93,600,000
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14 ............................................................    United States        50,000,000         46,625,000
  c,e Pindo Deli Finance Mauritius Ltd., 144A,
       j FRN, 4.675%, 4/29/15 ...............................................      Indonesia             113,073             25,588
       j FRN, 4.675%, 4/29/18 ...............................................      Indonesia             294,012             66,535
         zero cpn., 4/29/25 .................................................      Indonesia             607,466            137,470
      Rhodia SA, senior note, 10.25%, 6/01/10 ...............................       France           110,859,000        118,896,277
      Stone Container Corp., senior note, 9.75%, 2/01/11 ....................    United States        68,743,000         70,977,148
  c,e Tjiwi Kimia Finance Mauritius, secured note, 144A,
       j FRN, 5.248%, 4/29/15 ...............................................      Indonesia          12,883,549          3,825,126
       j FRN, 4.675%, 4/29/18 ...............................................      Indonesia          33,160,560          9,845,370
         zero cpn., 4/29/25 .................................................      Indonesia          42,601,657         12,648,432
                                                                                                                   -----------------
                                                                                                                        963,194,946
                                                                                                                   -----------------
      PRODUCER MANUFACTURING 0.8%
      Case New Holland Inc., senior note,
         6.00%, 6/01/09 .....................................................    United States       225,000,000        219,937,500
       f 144A, 7.125%, 3/01/14 ..............................................    United States        81,900,000         78,624,000
    f Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ......................   United Kingdom        60,000,000         65,400,000
                                                                                                                   -----------------
                                                                                                                        363,961,500
                                                                                                                   -----------------
      REAL ESTATE INVESTMENT TRUSTS 0.9%
      Host Marriott LP, senior note,
       f 144A, 6.75%, 6/01/16 ...............................................    United States       145,000,000        139,018,750
         K, 7.125%, 11/01/13 ................................................    United States        50,000,000         50,062,500
         O, 6.375%, 3/15/15 .................................................    United States       215,000,000        203,175,000
                                                                                                                   -----------------
                                                                                                                        392,256,250
                                                                                                                   -----------------
      TECHNOLOGY SERVICES 0.4%
    f SunGard Data Systems Inc.,
         senior note, 144A, 9.125%, 8/15/13 .................................    United States        59,300,000         61,820,250
         senior sub. note, 144A, 10.25%, 8/15/15 ............................    United States        95,900,000         99,616,125
                                                                                                                   -----------------
                                                                                                                        161,436,375
                                                                                                                   -----------------
      TOTAL CORPORATE BONDS (COST $19,294,919,350) ..........................                                        18,961,325,511
                                                                                                                   -----------------
      CONVERTIBLE BONDS 3.4%
      ALTERNATIVE POWER GENERATION 0.5%
  c,d Calpine Corp., cvt.,
         senior note, 6.00% to 9/30/06, zero cpn. to 9/30/09,
           6.00% thereafter, 9/30/14 ........................................    United States       137,000,000         48,977,500
         sub. note, 7.75%, 6/01/15 ..........................................    United States       450,000,000        162,000,000
                                                                                                                   -----------------
                                                                                                                        210,977,500
                                                                                                                   -----------------


18 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                         COUNTRY           AMOUNT h            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE BONDS (CONTINUED)
      CONSUMER SERVICES 0.0% b

    d Adelphia Communications Corp., cvt., junior sub. note, 6.00%,
        2/15/06 .............................................................   United States    $    75,000,000   $        562,500
                                                                                                                   -----------------

      ELECTRONIC TECHNOLOGY 2.2%
      Bank of America into Analog Devices Inc., cvt., senior note, 7.25%,
        9/27/06 .............................................................   United States        152,520,000        131,019,256
      Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ................   United States        272,800,000        269,731,000
      Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ..............       Canada           510,000,000        480,452,640
      SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 .....................   United States         66,000,000         64,185,000
                                                                                                                   -----------------
                                                                                                                        945,387,896
                                                                                                                   -----------------

      HEALTH TECHNOLOGY 0.2%
    f Enzon Pharmaceuticals Inc., cvt., 144A, 4.00% 6/01/13 .................   United States         85,000,000         85,106,250
                                                                                                                   -----------------

      INDUSTRIAL SERVICES 0.2%
      Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08  ............   United States        103,000,000        100,296,250
                                                                                                                   -----------------

      REAL ESTATE INVESTMENT TRUST 0.3%
      MeriStar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10  ..........   United States         95,000,000        101,208,250
                                                                                                                   -----------------
      TOTAL CONVERTIBLE BONDS (COST $1,823,382,100)  ........................                                         1,443,538,646
                                                                                                                   -----------------
      MORTGAGE-BACKED SECURITIES 4.0%
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.5%
      FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ..........................   United States        488,967,187        458,610,422
      FHLMC Gold 30 Year, 5.50%, 8/01/35 - 11/01/35 .........................   United States        337,351,650        324,339,491
      FHLMC Gold 30 Year, 6.00%, 8/01/35 - 6/01/36 ..........................   United States        299,388,685        294,913,835
                                                                                                                   -----------------
                                                                                                                      1,077,863,748
                                                                                                                   -----------------

      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.6%
      FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36  ...............................   United States        290,676,795        279,481,341
                                                                                                                   -----------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.9%
      GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34  ..........................   United States        403,647,479        382,574,057
                                                                                                                   -----------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $1,795,536,315)  ...............                                         1,739,919,146
                                                                                                                   -----------------
      TOTAL LONG TERM INVESTMENTS (COST $40,078,550,217) ....................                                        42,193,422,184
                                                                                                                   -----------------

                                                                                                 ---------------
                                                                                                      SHARES
                                                                                                 ---------------
      SHORT TERM INVESTMENTS 0.5%
      MONEY MARKET FUND (COST $154,266,950) 0.4%
    k Franklin Institutional Fiduciary Trust Money Market Portfolio,
        4.83% ...............................................................   United States        154,266,950        154,266,950
                                                                                                                   -----------------


                                        Quarterly Statements of Investments | 19

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME FUND                                                          COUNTRY           AMOUNT h            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $53,003,787) 0.1%
    l Joint Repurchase Agreement, 4.968%, 7/03/06 ...........................   United States    $    53,003,787   $     53,003,787
        (Maturity Value $53,025,731)
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $4,732,546)
         Banc of America Securities LLC (Maturity Value $4,732,546)
         Barclays Capital Inc. (Maturity Value $4,732,546)
         Bear, Stearns & Co. Inc. (Maturity Value $4,732,546)
         BNP Paribas Securities Corp. (Maturity Value $4,732,546)
         Deutsche Bank Securities Inc. (Maturity Value $1,893,020)
         Dresdner Kleinwort Wasserstein Securities LLC
           (Maturity Value $4,732,546)
         Greenwich Capital Markets Inc. (Maturity Value $4,732,546)
         Lehman Brothers Inc. (Maturity Value $3,807,251)
         Merrill Lynch Government Securities Inc.
           (Maturity Value $4,732,546)
         Morgan Stanley & Co. Inc. (Maturity Value $4,732,546)
         UBS Securities LLC (Maturity Value $4,732,546)
           Collateralized by U.S. Government Agency Securities,
             2.625 - 7.125%, 7/15/06 - 5/15/11; U.S. Treasury Notes,
             3.50 - 5.125%, 1/15/11 - 6/30/11
                                                                                                                   -----------------
      TOTAL INVESTMENTS (COST $40,285,820,954) 98.7% ........................                                        42,400,692,921
      OTHER ASSETS, LESS LIABILITIES 1.3% ...................................                                           577,162,830
                                                                                                                   -----------------
      NET ASSETS 100.0% .....................................................                                      $ 42,977,855,751
                                                                                                                   =================

See Selected Portfolio Abbreviations on page 26.

a     See Note 3 regarding holdings of 5% voting securities.

b     Rounds to less than 0.1% of net assets.

c     See Note 4 regarding other considerations.

d     Defaulted security.

e     See Note 2 regarding restricted securities.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2006, the value of these securities was $3,883,269,344, representing 9.04% of net assets.

g     Non-income producing for the twelve months ended June 30, 2006.

h     The principal amount is stated in U.S. dollars unless otherwise indicated.

i     Security purchased on a when-issued or delayed delivery basis.

j     The coupon rate shown represents the rate at period end.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2006, all repurchase agreements had been entered into on that date.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES 96.4%
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 96.4%
      GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ............................                    $       236,447   $        250,840
      GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ............................                            422,672            454,368
      GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ...........................                            349,309            367,007
      GNMA GP 30 Year, 10.25%, 6/15/18 - 5/15/20 ............................                             12,858             14,025
      GNMA GP 30 Year, 11.00%, 12/15/09 - 12/15/10 ..........................                            703,745            750,005
      GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ............................                            304,890            333,248
      GNMA GP 30 Year, 11.50%, 2/15/13 - 6/15/13 ............................                             58,699             64,091
      GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 ............................                             42,041             46,378
      GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ...........................                             23,018             25,170
      GNMA GP 30 Year, 12.50%, 4/15/10 - 7/15/10 ............................                             67,876             73,761
      GNMA GP 30 Year, 12.75%, 5/15/14 ......................................                              6,068              6,651
      GNMA I SF 15 Year, 6.50%, 5/15/18 - 11/15/28 ..........................                          4,146,767          4,220,371
      GNMA I SF 30 Year, 5.00%, 2/15/33 - 3/15/36 ...........................                        771,950,396        731,488,925
      GNMA I SF 30 Year, 5.50%, 5/15/28 - 9/15/35 ...........................                      1,336,717,283      1,297,593,722
      GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/35 .........................                        651,376,722        647,406,299
      GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/34 ...........................                        409,210,575        415,205,200
      GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ...........................                             73,680             75,459
      GNMA I SF 30 Year, 7.00%, 10/15/09 - 9/15/32 ..........................                        279,939,989        288,807,814
      GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ..........................                            774,609            805,107
      GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ...........................                         76,522,791         79,949,683
      GNMA I SF 30 Year, 7.70%, 12/15/20 - 1/15/22 ..........................                            699,747            734,183
      GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ..........................                         58,887,838         62,242,290
      GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ..........................                            147,502            157,423
      GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ..........................                         12,860,161         13,831,655
      GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ..........................                         16,363,267         17,594,585
      GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ...........................                         10,147,961         11,021,454
      GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ..........................                         12,575,718         13,777,372
      GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 ........................                          9,439,750         10,388,047
      GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 .........................                          9,057,271          9,861,976
      GNMA I SF 30 Year, 11.50%, 3/15/13 - 12/15/17 .........................                          2,113,263          2,326,743
      GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ..........................                         10,289,736         11,442,166
      GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ..........................                          9,402,355         10,334,435
      GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ..........................                         10,300,143         11,400,707
      GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ..........................                             71,509             75,915
      GNMA II GP 30 Year, 11.50%, 8/20/13 ...................................                             17,323             18,849
      GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 .........................                         48,714,383         44,290,808
      GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ..........................                        312,622,447        294,291,069
      GNMA II SF 30 Year, 5.00%, 9/20/33 ....................................                        335,706,461        316,214,407
      GNMA II SF 30 Year, 5.00%, 10/20/33 ...................................                         70,503,419         66,396,468
      GNMA II SF 30 Year, 5.50%, 6/20/34 ....................................                         89,808,734         86,789,309
      GNMA II SF 30 Year, 5.50%, 7/20/34 - 6/20/36 ..........................                        364,630,994        352,240,324
      GNMA II SF 30 Year, 5.50%, 12/20/34 ...................................                        272,924,436        263,748,550
      GNMA II SF 30 Year, 5.50%, 1/20/35 ....................................                        109,632,192        105,903,307
      GNMA II SF 30 Year, 5.50%, 2/20/35 ....................................                        137,760,130        133,074,538
      GNMA II SF 30 Year, 5.50%, 6/20/35 ....................................                         78,560,348         75,888,300
      GNMA II SF 30 Year, 6.00%, 10/20/23 - 6/20/36 .........................                        455,701,077        451,256,687
    a GNMA II SF 30 Year, 6.00%, 7/01/31 ....................................                          6,000,000          5,938,125
      GNMA II SF 30 Year, 6.00%, 6/20/34 ....................................                         67,373,169         66,759,211


                                        Quarterly Statements of Investments | 21

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                       AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GNMA II SF 30 Year, 6.00%, 9/20/34 ....................................                    $    89,276,220   $     88,464,495
      GNMA II SF 30 Year, 6.00%, 11/20/35 ...................................                         78,563,705         77,778,544
      GNMA II SF 30 Year, 6.50%, 6/20/24 - 7/20/35 ..........................                        147,414,001        148,934,747
      GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ..........................                         79,007,925         81,000,199
      GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 .........................                         10,143,201         10,541,282
      GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ..........................                          5,014,878          5,289,184
      GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ..........................                          2,479,549          2,655,353
      GNMA II SF 30 Year, 9.00%, 7/20/16 - 11/20/21 .........................                            774,098            830,430
      GNMA II SF 30 Year, 9.50%, 10/20/17 - 4/20/25 .........................                            432,213            471,773
      GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 .........................                          1,002,891          1,095,211
      GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 .........................                          2,736,496          2,998,423
      GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 .........................                            406,269            444,908
      GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 .........................                            214,958            237,420
      GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 .........................                            478,745            529,569
      GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 .......................                            327,748            360,147
      GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ........................                            312,412            345,242
                                                                                                                   -----------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $6,537,923,064) ................                                         6,327,913,954
                                                                                                                   -----------------

                                                                                                 ---------------
                                                                                                     SHARES
                                                                                                 ---------------
      SHORT TERM INVESTMENTS 3.4%
      MONEY MARKET FUND (COST $154,266,374) 2.3%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ..                        154,266,374        154,266,374

                                                                                                 ---------------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                 ---------------
      REPURCHASE AGREEMENT (COST $71,200,000) 1.1%
    c Barclays Capital Inc., 4.40%, 7/03/06 (Maturity Value $71,226,107)
        Collateralized by U.S. Treasury Notes, 3.378%, 2/28/07 ..............                    $    71,200,000         71,200,000
                                                                                                                   -----------------
      TOTAL SHORT TERM INVESTMENTS (COST $225,466,374) ......................                                           225,466,374
                                                                                                                   -----------------
      TOTAL INVESTMENTS (COST $6,763,389,438) 99.8% .........................                                         6,553,380,328
      OTHER ASSETS, LESS LIABILITIES 0.2% ...................................                                            11,274,019
                                                                                                                   -----------------
      NET ASSETS 100.0% .....................................................                                      $  6,564,654,347
                                                                                                                   =================

See Selected Portfolio Abbreviations on page 26.

a     Security purchased on a to-be-announced basis.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c At June 30, 2006, all repurchase agreements had been entered into on that date.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN UTILITIES FUND                                                      COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 99.4%
      COMMON STOCKS 93.6%
      DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
      AT&T Inc. .............................................................    United States         1,400,000   $     39,046,000
      Verizon Communications Inc. ...........................................    United States         1,200,000         40,188,000
                                                                                                                   -----------------
                                                                                                                         79,234,000
                                                                                                                   -----------------
      ELECTRIC UTILITIES 78.9%
      Alliant Energy Corp. ..................................................    United States         1,300,000         44,590,000
      Ameren Corp. ..........................................................    United States         1,229,441         62,086,771
      American Electric Power Co. Inc. ......................................    United States         1,500,000         51,375,000
      CenterPoint Energy Inc. ...............................................    United States         1,500,000         18,750,000
      Central Vermont Public Service Corp. ..................................    United States           108,400          2,003,232
      Consolidated Edison Inc. ..............................................    United States           700,000         31,108,000
      Constellation Energy Group ............................................    United States           200,000         10,904,000
      Dominion Resources Inc. ...............................................    United States         1,600,000        119,664,000
      DTE Energy Co. ........................................................    United States           400,000         16,296,000
      Duke Energy Corp. .....................................................    United States         4,391,400        128,975,418
      Edison International ..................................................    United States         2,100,000         81,900,000
      Energy East Corp. .....................................................    United States           800,000         19,144,000
      Entergy Corp. .........................................................    United States         1,750,000        123,812,500
      Exelon Corp. ..........................................................    United States         2,200,000        125,026,000
      FirstEnergy Corp. .....................................................    United States         2,200,000        119,262,000
      FPL Group Inc. ........................................................    United States         2,200,000         91,036,000
      Hawaiian Electric Industries Inc. .....................................    United States           500,000         13,955,000
      ITC Holdings Corp. ....................................................    United States           581,000         15,442,980
      National Grid PLC .....................................................   United Kingdom         4,987,755         53,911,973
      Northeast Utilities ...................................................    United States         1,971,500         40,750,905
      Pepco Holdings Inc. ...................................................    United States         1,600,000         37,728,000
      PG&E Corp. ............................................................    United States         1,900,000         74,632,000
      Pinnacle West Capital Corp. ...........................................    United States           800,000         31,928,000
      PPL Corp. .............................................................    United States         2,400,000         77,520,000
      Progress Energy Inc. ..................................................    United States         1,600,000         68,592,000
      Public Service Enterprise Group Inc. ..................................    United States         1,300,000         85,956,000
      Puget Energy Inc. .....................................................    United States         1,725,000         37,053,000
      Scottish Power PLC ....................................................   United Kingdom         2,380,952         25,669,346
    a Sierra Pacific Resources ..............................................    United States         3,472,473         48,614,622
      The Southern Co. ......................................................    United States         2,500,000         80,125,000
      TXU Corp. .............................................................    United States           700,000         41,853,000
      United Utilities PLC ..................................................   United Kingdom         4,000,000         47,451,752
      Westar Energy Inc. ....................................................    United States           900,000         18,945,000
      Wisconsin Energy Corp. ................................................    United States         1,000,000         40,300,000
      Xcel Energy Inc. ......................................................    United States         2,082,200         39,936,596
                                                                                                                   -----------------
                                                                                                                      1,926,298,095
                                                                                                                   -----------------

      GAS DISTRIBUTORS 9.5%
      AGL Resources Inc. ....................................................    United States         1,200,000         45,744,000
      Atmos Energy Corp. ....................................................    United States         1,000,000         27,910,000
      Gaz de France .........................................................       France               544,033         18,268,799


                                        Quarterly Statements of Investments | 23

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN UTILITIES FUND                                                       COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      GAS DISTRIBUTORS (CONTINUED)
      KeySpan Corp. .........................................................    United States           626,600   $     25,314,640
      NiSource Inc. .........................................................    United States         2,200,000         48,048,000
      Sempra Energy .........................................................    United States         1,000,000         45,480,000
      Vectren Corp. .........................................................    United States           800,000         21,800,000
                                                                                                                   -----------------
                                                                                                                        232,565,439
                                                                                                                   -----------------
      OIL, GAS & CONSUMABLE FUELS 1.9%
      Kinder Morgan Inc. ....................................................    United States           200,000         19,978,000
      The Williams Cos. Inc. ................................................    United States         1,100,000         25,696,000
                                                                                                                   -----------------
                                                                                                                         45,674,000
                                                                                                                   -----------------
      TOTAL COMMON STOCKS (COST $1,616,172,269) .............................                                         2,283,771,534
                                                                                                                   -----------------
      CONVERTIBLE PREFERRED STOCKS 1.3%
      ELECTRIC UTILITIES 1.3%
      CMS Energy Trust I, 7.75%, cvt. pfd. ..................................    United States           260,000         12,739,532
      PNM Resources Inc., 6.75%, cvt. pfd. ..................................    United States           400,000         19,650,000
                                                                                                                   -----------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $33,440,520) .................                                            32,389,532
                                                                                                                   -----------------

                                                                                                 ---------------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT b
                                                                                                 ---------------
      CORPORATE BONDS 4.5%
      ELECTRIC UTILITIES 4.5%
      Aquila Inc., senior note,
         9.95%, 2/01/11 .....................................................    United States   $     6,000,000          6,783,690
         8.27%, 11/15/21 ....................................................    United States         6,100,000          6,222,000
      CMS Energy Corp., senior note, 9.875%, 10/15/07 .......................    United States         8,500,000          8,882,500
      MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ..........    United States        25,000,000         30,351,300
      Northeast Generation Co., senior note, 8.812%, 10/15/26 ...............    United States         7,500,000          7,529,662
      PP&L Capital Funding, 8.375%, 6/15/07 .................................    United States        15,000,000         15,252,600
      TXU Corp., senior note, 6.55%, 11/15/34 ...............................    United States        40,000,000         35,339,360
                                                                                                                   -----------------
      TOTAL CORPORATE BONDS (COST $107,987,857) .............................                                           110,361,112
                                                                                                                   -----------------
      TOTAL LONG TERM INVESTMENTS (COST $1,757,600,646) .....................                                         2,426,522,178
                                                                                                                   -----------------


24 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN UTILITIES FUND                                                      COUNTRY           SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $8,822,290) 0.4%
      MONEY MARKET FUND 0.4%
    c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ..    United States         8,822,290   $      8,822,290
                                                                                                                   -----------------
      TOTAL INVESTMENTS (COST $1,766,422,936) 99.8% .........................                                         2,435,344,468
      OTHER ASSETS, LESS LIABILITIES 0.2% ...................................                                             4,881,835
                                                                                                                   -----------------
      NET ASSETS 100.0% .....................................................                                      $  2,440,226,303
                                                                                                                   =================

a     Non-income producing for the twelve months ended June 30, 2006.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
MTN   - Medium Term Notes
SF    - Single Family


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Custodian Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds).

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                ----------------------------------------------------
                                                                                   FRANKLIN          FRANKLIN          FRANKLIN
                                                                                   DYNATECH           GROWTH            INCOME
                                                                                     FUND              FUND              FUND
                                                                                ----------------------------------------------------
Cost of investments .........................................................   $  438,631,900   $   952,535,588   $ 40,299,752,622
                                                                                ====================================================
Unrealized appreciation .....................................................   $  260,311,117   $ 1,396,645,079   $  3,815,893,280
Unrealized depreciation .....................................................      (15,421,349)       (9,204,200)    (1,714,952,981)
                                                                                ----------------------------------------------------
Net unrealized appreciation (depreciation) ..................................   $  244,889,768   $ 1,387,440,879   $  2,100,940,299
                                                                                ====================================================

                                                                                                 -----------------------------------
                                                                                                      FRANKLIN
                                                                                                   U.S. GOVERNMENT      FRANKLIN
                                                                                                     SECURITIES        UTILITIES
                                                                                                        FUND              FUND
                                                                                                 -----------------------------------
Cost of investments ..........................................................................   $ 6,763,389,438   $  1,769,564,849
                                                                                                 ===================================
Unrealized appreciation ......................................................................   $    21,927,536   $    688,953,237
Unrealized depreciation ......................................................................      (231,936,646)       (23,173,618)
                                                                                                 -----------------------------------
Net unrealized appreciation (depreciation) ...................................................   $  (210,009,110)  $    665,779,619
                                                                                                 ===================================

2. RESTRICTED SECURITIES

At June 30, 2006, the Franklin Income Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                              ACQUISITION
     SHARES         ISSUER                                        DATE           COST           VALUE
----------------------------------------------------------------------------------------------------------
  75,000,000        Asia Pulp & Paper Co. Ltd., 12.00%,         2/14/97 -
                      pfd., Perpetual ......................    7/18/00      $ 57,833,250   $     817,500
$    113,073        Pindo Deli Finance Mauritius Ltd., 144A,
                      FRN, 4.675%, 4/29/15 .................    4/30/05            26,274          25,588
$    294,012        Pindo Deli Finance Mauritius Ltd., 144A,
                      FRN, 4.675%, 4/29/18 .................    4/30/05            68,317          66,535
$    607,466        Pindo Deli Finance Mauritius Ltd., 144A,
                      zero cpn., 4/29/25 ...................    4/30/05           141,151         137,470
$ 12,883,549        Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 5.248%, 4/29/15 .....    4/30/05         3,926,906       3,825,126
$ 33,160,560        Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 4.675%, 4/29/18 .....    4/30/05        10,107,339       9,845,370
$ 42,601,657        Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, zero cpn., 4/29/25 .......    4/30/05        12,984,985      12,648,432
                                                                                            --------------
                    TOTAL RESTRICTED SECURITIES (0.06% of Net
                      Assets) ..............................                                $  27,366,021
                                                                                            ==============


                                        Quarterly Statements of Investments | 27

Franklin Custodian Funds, Inc.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the period ended June 30, 2006, were as shown below.

-------------------------------------------------------------------------------------------------------------------------------
                                 PRINCIPAL                            PRINCIPAL
                                  AMOUNT/                              AMOUNT/
                                 NUMBER OF                            NUMBER OF                                     REALIZED
                                SHARES HELD                          SHARES HELD        VALUE                       CAPITAL
                                AT BEGINNING    GROSS      GROSS       AT END          AT END        INVESTMENT       GAIN
NAME OF ISSUER                   OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD       OF PERIOD        INCOME        (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Aquila Inc. ..................    25,000,000         --  25,000,000            --  $             b  $         --  $ 12,617,854
Aquila Inc., senior note,
  14.875%, 7/01/12 ...........  $ 95,400,000         --          --  $ 95,400,000                b     7,095,375            --
Canadian Oil Sands Trust a ...    28,000,000         --   1,500,000    26,500,000      854,723,828    16,207,826    32,959,928
Pinnacle West Capital Corp. ..     4,024,000  1,476,000          --     5,500,000      219,505,000     7,250,000            --
Puget Energy Inc. ............     4,137,000  3,363,000          --     7,500,000      161,100,000     4,784,250            --
                                                                                   --------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (2.87% of Net Assets) ..........................   $ 1,235,328,828  $ 35,337,451  $ 45,577,782
                                                                                   ============================================

a Reflects a 5:1 stock split during the current period. Balance as of September 30, 2005 was 5,600,000.

b     As of June 30, 2006, no longer an affiliate.

4. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate negotiations. At June 30, 2006, such individuals serve in one or more of these capacities for Calpine Corp. and Calpine Canada Energy Finance. As a result of this involvement, such individuals may be in possession of certain material nonpublic information. If the Franklin Income Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

Subject to certain terms and conditions, the Franklin Income Fund has agreed to sell its holdings of Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds received are deferred until the completion of the transaction.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 28, 2006











                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer